RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transactions
Amounts due to related parties	¥ 55,622	$ 7,990	¥ 78,767
Qibutianxia
Related Party Transactions
Amounts due to related parties	1,842		51,682
Amounts of loans under such arrangement	22,831,912		13,981,761
Qihu
Related Party Transactions
Amounts due to related parties	39,836		14,434
Xixian
Related Party Transactions
Amounts due to related parties	6,318
Qifutong
Related Party Transactions
Amounts due to related parties			4,920
Youdaojingwei
Related Party Transactions
Amounts due to related parties			4,034
Qicaitianxia
Related Party Transactions
Amounts due to related parties	5,552		2,413
Ningbo Siyinjia
Related Party Transactions
Amounts due to related parties			300
Beijing Zixuan
Related Party Transactions
Amounts due to related parties			90
Others
Related Party Transactions
Amounts due to related parties	¥ 2,074		¥ 894